UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                     ---------

             The Gabelli Convertible and Income Securities Fund Inc.
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            CONVERTIBLE AND
                                                            INCOME SECURITIES
                                                            FUND INC.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Convertible and Income Securities Fund's (the "Fund") total return was 0.14% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index, the Lehman Government/Corporate Bond Index, and the Lipper Convertible Securities Fund Average gained 2.33%, 3.01%, and 2.26%, respectively. The Fund's market price on September 30, 2007 was $8.67, which equated to a 5.09% premium to its NAV of $8.25 at the end of the quarter. The Fund's market price, adjusted for distributions, was down 1.92% during the third quarter of 2007.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                       -----------------------------------------------------

                                                                                                               SINCE
                                                                                                             INCEPTION
                                                   QUARTER  1 YEAR   3 YEAR    5 YEAR    10 YEAR   15 YEAR  (07/03/89)
                                                   -------  ------   ------    ------    -------   -------  ----------
  GABELLI CONVERTIBLE AND INCOME SECURITIES FUND
    NAV TOTAL RETURN (B)..........................   0.14%  12.36%   10.57%    10.38%     6.28%     7.39%     7.94%
    INVESTMENT TOTAL RETURN (C)...................  (1.92)   9.09     4.44      5.18      8.08       N/A(D)   7.42(D)
  S&P 500 Index...................................   2.33   16.78    13.24     15.51      6.60     11.12     11.35(e)
  Lehman Brothers Government/Corporate Bond Index.   3.01    5.08     3.66      4.16      6.03      6.33      7.19(e)
  Lipper Convertible Securities Fund Average......   2.26   14.65    10.37     13.02      6.76      9.74      9.98(e)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $10.00.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $11.25.
(d) THE FUND CONVERTED TO CLOSED-END STATUS ON MARCH 31, 1995 AND HAD NO OPERATING HISTORY ON THE NEW YORK STOCK EXCHANGE PRIOR TO THAT DATE.
(e) FROM JUNE 30, 1989, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
   -----------                                                     -------

               CONVERTIBLE CORPORATE BONDS -- 19.9%
               AEROSPACE -- 1.6%
 $ 1,600,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12............................   $  2,366,000
                                                                ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.2%
   6,600,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09............................      6,319,500
                                                                ------------
               BROADCASTING -- 4.0%
   1,500,000   Sinclair Broadcast Group Inc.,
                 Cv. (STEP),
                 4.875%, 07/15/18............................      1,423,125
   4,800,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12............................      4,488,000
                                                                ------------
                                                                   5,911,125
                                                                ------------
               BUSINESS SERVICES -- 0.0%
     900,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a).......................              0
                                                                ------------
               CABLE -- 0.0%
     400,000   Adelphia Communications Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 05/01/21+ ..........................          3,600
                                                                ------------
               COMMUNICATIONS EQUIPMENT -- 4.2%
   3,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09............................      3,045,000
   3,250,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08............................      3,205,312
                                                                ------------
                                                                   6,250,312
                                                                ------------
               CONSUMER PRODUCTS -- 0.1%
     100,000   Church & Dwight Co. Inc., Deb. Cv.,
                 5.250%, 08/15/33 (b)........................        155,250
   1,500,000   Pillowtex Corp., Sub. Deb. Cv.,
                 9.000%, 12/15/07 (a)........................              0
                                                                ------------
                                                                     155,250
                                                                ------------
               DIVERSIFIED INDUSTRIAL -- 0.8%
   1,400,000   Roper Industries Inc., Cv. (STEP),
                 1.481%, 01/15/34............................      1,158,500
                                                                ------------
               ELECTRONICS -- 0.0%
      10,000   Artesyn Technologies Inc.,
                 Sub. Deb. Cv.,
                 5.500%, 08/15/10 (b)........................         13,691
                                                                ------------

    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
   -----------                                                     -------

               ENERGY AND UTILITIES -- 1.2%
  $  500,000   Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08............................   $    875,625
     257,000   Moran Energy Inc., Sub. Deb. Cv.,
                 8.750%, 01/15/08............................        445,895
     400,000   Unisource Energy Corp., Cv.,
                 4.500%, 03/01/35 (b)........................        395,500
                                                                ------------
                                                                   1,717,020
                                                                ------------
               EQUIPMENT AND SUPPLIES -- 0.0%
      10,000   Regal-Beloit Corp., Sub. Deb. Cv.,
                 2.750%, 03/15/24............................         18,913
                                                                ------------
               FINANCIAL SERVICES -- 1.0%
     500,000   Conseco Inc., Cv. (STEP),
                 3.500%, 09/30/35 (b)........................        460,625
   1,000,000   PrivateBancorp Inc., Cv.,
                 3.625%, 03/15/27............................        982,500
                                                                ------------
                                                                   1,443,125
                                                                ------------
               HEALTH CARE -- 0.3%
     300,000   Advanced Medical Optics Inc.,
                 Sub. Deb. Cv.,
                 3.250%, 08/01/26............................        256,125
     100,000   Millipore Corp., Cv.,
                 3.750%, 06/01/26............................        108,625
     150,000   Sabratek Corp., Sub. Deb. Cv.,
                 6.000%, 04/15/08+ (a).......................              0
     100,000   Thoratec Corp., Sub. Deb. Cv. (STEP),
                 1.380%, 05/16/34............................         71,000
                                                                ------------
                                                                     435,750
                                                                ------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
     100,000   Fleetwood Enterprises Inc.,
                 Sub. Deb. Cv.,
                 5.000%, 12/15/23 (b)........................        102,500
                                                                ------------
               REAL ESTATE -- 1.3%
               Palm Harbor Homes Inc., Cv.,
     950,000     3.250%, 05/15/24 ...........................        736,250
   1,550,000     3.250%, 05/15/24 (b) .......................      1,201,250
                                                                ------------
                                                                   1,937,500
                                                                ------------
               RETAIL -- 0.1%
      60,000   Costco Wholesale Corp.,
                 Sub. Deb. Cv.,
                 Zero Coupon, 08/19/17.......................         83,925
     100,000   Pier 1 Imports Inc., Cv. (STEP),
                 6.375%, 02/15/36............................         80,875
                                                                ------------
                                                                     164,800
                                                                ------------

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

    PRINCIPAL                                                       MARKET
     AMOUNT                                                         VALUE
   -----------                                                     -------

               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               TELECOMMUNICATIONS -- 0.0%
               AMNEX Inc., Sub. Deb. Cv.,
  $   30,000     8.500%, 09/25/49+ (a)(b) ...................   $          0
      50,000     8.500%, 09/25/49+ (a)(b)(d) ................              0
      50,000   Commonwealth Telephone
                 Enterprises Inc., Cv.,
                 3.250%, 07/15/23............................         54,852
                                                                ------------
                                                                      54,852
                                                                ------------
               WIRELESS COMMUNICATIONS -- 1.0%
   1,500,000   Nextel Communications Inc., Cv.,
                 5.250%, 01/15/10............................      1,503,750
                                                                ------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS.............................     29,556,188
                                                                ------------

      SHARES
     -------

               CONVERTIBLE PREFERRED STOCKS -- 3.2%
               AEROSPACE -- 0.6%
       7,000   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B.....................      1,011,150
                                                                ------------
               AUTOMOTIVE -- 0.0%
       1,000   General Motors Corp.,
                 6.250% Cv. Pfd., Ser. C.....................         24,490
                                                                ------------
               BUSINESS SERVICES -- 0.2%
      14,561   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A+ (a)(b)(d)..........        254,819
      20,000   Key3Media Group Inc.,
                 5.500% Cv. Pfd., Ser. B+ (a)................            117
                                                                ------------
                                                                     254,936
                                                                ------------
               COMMUNICATIONS EQUIPMENT -- 0.4%
         600   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd..............................        576,000
                                                                ------------
               ENERGY AND UTILITIES -- 0.7%
       6,000   AES Trust III,
                 6.750% Cv. Pfd..............................        292,440
         500   El Paso Corp.,
                 4.990% Cv. Pfd. (b).........................        707,592
         300   El Paso Energy Capital Trust I,
                 4.750% Cv. Pfd., Ser. C.....................         12,357
                                                                ------------
                                                                   1,012,389
                                                                ------------
               ENTERTAINMENT -- 0.4%
      26,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B.....................        544,180
                                                                ------------

                                                                    MARKET
     SHARES                                                         VALUE
    --------                                                       -------

               FINANCIAL SERVICES -- 0.0%
         100   Alleghany Corp., 5.750% Cv. Pfd...............   $     37,125
                                                                ------------
               HEALTH CARE -- 0.1%
         100   Elite Pharmaceuticals Inc.,
                 $2.32 Cv. Pfd. Ser. C+......................        100,000
                                                                ------------
               TELECOMMUNICATIONS -- 0.4%
      14,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B.....................        636,860
                                                                ------------
               TRANSPORTATION -- 0.4%
       2,500   GATX Corp.,
                 $2.50 Cv. Pfd. .............................        543,750
                                                                ------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS............................      4,740,880
                                                                ------------

               COMMON STOCKS -- 34.3%
               AEROSPACE -- 1.1%
      29,453   Kaman Corp....................................      1,017,905
      52,500   Rolls-Royce Group plc+........................        561,242
                                                                ------------
                                                                   1,579,147
                                                                ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
      33,000   Genuine Parts Co..............................      1,650,000
                                                                ------------
               BROADCASTING -- 1.2%
      45,000   Clear Channel Communications Inc..............      1,684,800
       5,000   Emmis Communications Corp., Cl. A ............         24,700
                                                                ------------
                                                                   1,709,500
                                                                ------------
               BUSINESS SERVICES -- 1.2%
     334,100   Trans-Lux Corp.+ (c)..........................      1,754,025
                                                                ------------
               CABLE AND SATELLITE -- 0.2%
       8,000   Cablevision Systems Corp., Cl. A+.............        279,520
       2,000   Rogers Communications Inc., Cl. B.............         91,060
                                                                ------------
                                                                     370,580
                                                                ------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
      30,000   Corning Inc...................................        739,500
                                                                ------------
               COMPUTER HARDWARE -- 1.1%
      14,000   International Business
                 Machines Corp. .............................      1,649,200
                                                                ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.0%
       2,000   Microsoft Corp................................         58,920
                                                                ------------
               CONSUMER PRODUCTS -- 0.5%
       4,000   Avon Products Inc.............................        150,120
      30,000   Swedish Match AB..............................        623,827
                                                                ------------
                                                                     773,947
                                                                ------------

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    MARKET
     SHARES                                                         VALUE
    --------                                                       -------

               COMMON STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL -- 1.3%
      40,000   General Electric Co...........................   $  1,656,000
      29,000   WHX Corp.+....................................        217,500
                                                                ------------
                                                                   1,873,500
                                                                ------------
               ELECTRONICS -- 0.3%
      20,000   Intel Corp....................................        517,200
                                                                ------------
               ENERGY AND UTILITIES -- 9.3%
       7,000   Anadarko Petroleum Corp.......................        376,250
      10,000   BP plc, ADR...................................        693,500
       2,000   Cameron International Corp.+..................        184,580
       2,700   CH Energy Group Inc...........................        129,060
      15,000   Chevron Corp..................................      1,403,700
       5,000   ConocoPhillips................................        438,850
       2,000   Devon Energy Corp.............................        166,400
       2,000   Energy East Corp..............................         54,100
      20,000   Exxon Mobil Corp..............................      1,851,200
       5,000   FPL Group Inc.................................        304,400
      25,000   Great Plains Energy Inc.......................        720,250
      20,000   Halliburton Co................................        768,000
      42,263   Mirant Corp.+.................................      1,719,259
   1,200,000   Mirant Corp., Escrow+ (a).....................              0
       4,000   National Fuel Gas Co..........................        187,240
      15,000   Northeast Utilities...........................        428,550
      10,000   Progress Energy Inc., CVO+ (a)................          3,300
      18,000   Royal Dutch Shell plc, Cl. A, ADR ............      1,479,240
       7,000   SJW Corp......................................        238,980
      35,000   TXU Corp......................................      2,396,450
      10,000   Xcel Energy Inc...............................        215,400
                                                                ------------
                                                                  13,758,709
                                                                ------------
               EQUIPMENT AND SUPPLIES -- 0.1%
       5,000   Mueller Industries Inc........................        180,700
                                                                ------------
               FINANCIAL SERVICES -- 3.6%
       2,000   AllianceBernstein Holding LP..................        176,140
      35,000   American Express Co...........................      2,077,950
      60,000   Citigroup Inc.................................      2,800,200
      10,000   Marsh & McLennan Companies Inc. ..............        255,000
                                                                ------------
                                                                   5,309,290
                                                                ------------
               FOOD AND BEVERAGE -- 3.2%
       4,000   Anheuser-Busch Companies Inc..................        199,960
      10,000   Cadbury Schweppes plc, ADR....................        465,200
      23,000   General Mills Inc.............................      1,334,230
     213,860   Parmalat SpA, GDR (b).........................        757,321
         958   Pernod-Ricard SA..............................        209,047
      30,000   The Coca-Cola Co..............................      1,724,100
                                                                ------------
                                                                   4,689,858
                                                                ------------
               HEALTH CARE -- 2.6%
       5,000   Dade Behring Holdings Inc.....................        381,750
      20,000   Eli Lilly & Co................................      1,138,600

                                                                    MARKET
     SHARES                                                         VALUE
    --------                                                       -------

       8,000   Merck & Co. Inc...............................   $    413,520
      70,000   Pfizer Inc....................................      1,710,100
       6,000   UnitedHealth Group Inc........................        290,580
                                                                ------------
                                                                   3,934,550
                                                                ------------
               HOTELS AND GAMING -- 1.6%
     273,037   Ladbrokes plc.................................      2,411,894
                                                                ------------
               METALS AND MINING -- 0.8%
      12,000   Alcan Inc.....................................      1,200,960
                                                                ------------
               PUBLISHING -- 0.0%
       5,000   PRIMEDIA Inc..................................         70,200
                                                                ------------
               RETAIL -- 0.5%
       5,000   Costco Wholesale Corp.........................        306,850
      10,000   Wal-Mart Stores Inc...........................        436,500
                                                                ------------
                                                                     743,350
                                                                ------------
               TELECOMMUNICATIONS -- 1.2%
       8,000   Philippine Long Distance
                 Telephone Co., ADR..........................        514,720
      27,000   Verizon Communications Inc....................      1,195,560
                                                                ------------
                                                                   1,710,280
                                                                ------------
               TRANSPORTATION -- 0.3%
       5,000   GATX Corp.....................................        213,768
       5,000   Laidlaw International Inc.....................        176,100
                                                                ------------
                                                                     389,868
                                                                ------------
               WIRELESS COMMUNICATIONS -- 2.6%
     200,000   Dobson Communications
                 Corp., Cl. A+ ..............................      2,558,000
      30,000   Rural Cellular Corp., Cl. A+..                      1,305,000
          49   Winstar Communications Inc.+ (a) .............              0
                                                                ------------
                                                                   3,863,000
                                                                ------------
               TOTAL COMMON STOCKS...........................     50,938,178
                                                                ------------

               PREFERRED STOCKS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
       3,679   PTV Inc., 10.000% Pfd., Ser. A ...............         24,281
                                                                ------------
    PRINCIPAL
      AMOUNT
     -------

               CORPORATE BONDS -- 0.2%
               DIVERSIFIED INDUSTRIAL -- 0.2%
  $  466,779   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(d).....................        318,145
                                                                ------------

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    MARKET
     SHARES                                                         VALUE
    --------                                                       -------

               WARRANTS -- 0.0%
               CONSUMER PRODUCTS -- 0.0%
       4,331     Pillowtex Corp., expire 11/24/09+ (a) ......   $          0
                                                                ------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703   National Patent Development Corp.,
                 expire 08/14/08+ (a)(d).....................         20,259
      11,220   WHX Corp., expire 02/28/08+... ...............          2,300
                                                                ------------
                                                                      22,559
                                                                ------------
               FOOD AND BEVERAGE -- 0.0%
       1,300   Parmalat SpA, GDR,
                 expire 12/31/15+ (a)(b)(d)..................          2,357
                                                                ------------
               HEALTH CARE -- 0.0%
      12,930   Elite Pharmaceuticals Inc.,
                 expire 04/24/12+............................         11,352
                                                                ------------
               TOTAL WARRANTS................................         36,268
                                                                ------------
     PRINCIPAL
      AMOUNT
     -------

               U.S. GOVERNMENT OBLIGATIONS -- 42.4%
               U.S. TREASURY BILLS -- 32.1%
 $48,128,000   U.S. Treasury Bills,
                 3.437% to 4.958%++,
                 10/04/07 to 03/20/08 (e)....................     47,707,554
                                                                ------------
               U.S. TREASURY NOTES -- 10.3%
  15,448,000   U.S. Treasury Note,
                 3.000%, 02/15/08............................     15,390,085
                                                                ------------
               TOTAL U.S. GOVERNMENT
                 OBLIGATIONS ................................     63,097,639
                                                                ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $140,576,854).....................................   $148,711,579
                                                                ============

   --------------
            Aggregate book cost..............................   $140,900,615
                                                                ============
            Gross unrealized appreciation....................   $ 13,058,379
            Gross unrealized depreciation....................     (5,247,415)
                                                                ------------
            Net unrealized appreciation (depreciation) ......   $  7,810,964
                                                                ============

                                                                    MARKET
     SHARES                                                         VALUE
    --------                                                       -------

               SECURITIES SOLD SHORT -- (0.8)%
               COMMON STOCKS SOLD SHORT -- (0.8)%
               AEROSPACE -- (0.8)%
      33,000   Kaman Corp....................................   $  1,140,480
                                                                ------------
               TOTAL SECURITIES SOLD SHORT
                 (Total proceeds $1,102,683).................   $  1,140,480
                                                                ============

   --------------
            Aggregate proceeds...............................   $  1,102,683
                                                                ============
            Gross unrealized appreciation....................   $         --
            Gross unrealized depreciation....................        (37,797)
                                                                ------------
            Net unrealized appreciation (depreciation) ......   $    (37,797)
                                                                ============
   --------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $598,997 or 0.40% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of the Rule 144A securities amounted to $4,050,905 or 2.72% of total investments. Except as noted in (d), these securities are liquid.
(c) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(d) At September 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $595,580 or 0.40% of total investments, which were valued under methods approved by the Board as follows:

   ACQUISITION
     SHARES/                                                        09/30/2007
    PRINCIPAL                           ACQUISITION  ACQUISITION  CARRYING VALUE
     AMOUNT      ISSUER                    DATE         COST         PER UNIT
   ---------     ------                 -----------  -----------  -----------
$  50,000   AMNEX Inc., 8.500%, 09/25/49  09/15/97   $   48,801          --
  466,779   GP Strategies Corp. Sub Deb.,
              6.000%, 08/14/08 ...........08/14/03      318,094    $ 68.1575
   14,561   Interep National
              Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A ....05/03/02    1,347,184      17.5001
  379,703   National Patent
              Development Corp.,
              Warrants expire 08/14/08 ...11/24/04           --       0.0534
    1,300   Parmalat SpA GDR,
              Warrants expire 12/31/15 ...11/09/05           --       1.8131

(e) At September 30, 2007, $1,500,000 of the principal amount was pledged as collateral for a security sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation
GDR  Global Depository Receipt
STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2007.

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422




DIRECTORS
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

E. Val Cerutti
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

Dugald A. Fletcher
   PRESIDENT, FLETCHER & COMPANY, INC.

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   MEDICAL DIRECTOR,
   LAWRENCE HOSPITAL

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Laurissa M. Martire
   VICE PRESIDENT & OMBUDSMAN

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                            6.00%
                            Common         Preferred
                          ----------      ----------
NYSE-Symbol:                  GCV           GCV PrB
Shares Outstanding:       12,545,406        990,800

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Convertible Securities Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Convertible Securities Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series B Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007










                                                                     GCV Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.